Subsequent events (Narrative) (Details)		12 Months Ended
	Dec. 15, 2021 shares $ / shares	Oct. 31, 2021 CAD ($) share shares	Oct. 31, 2021 USD ($) share shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements | $			$ 840,564	$ 425,789	$ 212,968
Convertible debentures | $			$ 2,452,402	$ 3,081,518
Stock options granted | share		9,500,000	9,500,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements		$ 126,500	$ 101,590
Shares issued for private placement | shares		2,300,000	2,300,000
Convertible debentures | $			$ 351,000
Term of convertible debenture (in months)		12 months	12 months
Convertible debentures, converted amount | $			$ 177,320
Shares issued on conversion of convertible debenture | shares		4,593,480	4,593,480
Interest accrued on convertible debenture		$ 45,827	$ 36,945
Number Of Common Shares Issued For Debt Settlement | shares	413,674
Settlement of debt		$ 28,957	$ 22,460
Stock options granted | shares	25,000
Strike price of options | $ / shares	$ 0.09
Subsequent Events [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Converible debentures extension term range		3 months	3 months
Subsequent Events [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Converible debentures extension term range		6 months	6 months